NOTES PAYABLE (Details 1) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term notes payable, including related parties	$ 54	$ 1,026	$ 899
Dr. Imhoff
Short-term notes payable, including related parties	0	167	135
Dr. Cartwright
Short-term notes payable, including related parties	48	48	144
Dr. Faupel
Short-term notes payable, including related parties	5	5	123
Mr. Case
Short-term notes payable, including related parties	0	150	150
Mr. Mamula
Short-term notes payable, including related parties	0	15	0
Mr. Gould
Short-term notes payable, including related parties	0	100	50
K2
Short-term notes payable, including related parties	0	203	177
Everest
Short-term notes payable, including related parties	0	8	0
Premium Finance
Short-term notes payable, including related parties	1	58	50
Mr. Blumberg
Short-term notes payable, including related parties	0	223	45
Mr. Grimm
Short-term notes payable, including related parties	$ 0	49	0
Mr. Maloof
Short-term notes payable, including related parties		$ 0	$ 25